UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, Texas  75225

13F File Number:  028-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

 /s/ J. Brett Robertson     Dallas, Texas/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $121,559 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     1097   430000 SH       SOLE                   430000
ARCH CAP GROUP LTD             ORD              G0450A105     9683   184200 SH       SOLE                   184200
BLOUNT INTL INC NEW            COM              095180105      750    56024 SH       SOLE                    56024
CAPELLA EDUCATION COMPANY      COM              139594105     3270   105000 SH       SOLE                   150000
CEVA INC                       COM              157210105     3588   230000 SH       SOLE                   230000
CHESAPEAKE ENERGY CORP         COM              165167107     4543   222600 SH       SOLE                   222600
CITRIX SYS INC                 COM              177376100     2417    33500 SH       SOLE                    33500
CORELOGIC INC                  COM              21871D103     1129    43675 SH       SOLE                    43675
DELTIC TIMBER CORP             COM              247850100     1368    19913 SH       SOLE                    19913
EXELIS INC                     COM              30162A108      436    40000 SH       SOLE                    40000
EXTERRAN HLDGS INC             COM              30225X103     2789   103300 SH       SOLE                   103300
GENWORTH FINL INC              COM CL A         37247D106     8800   880000 SH       SOLE                   880000
GREIF INC                      CL B             397624206     2160    38500 SH       SOLE                    38500
HOLLYFRONTIER CORP             COM              436106108     3051    59300 SH       SOLE                    59300
ITT CORP NEW                   COM NEW          450911201      284    10000 SH       SOLE                    10000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     3482    38600 SH       SOLE                    38600
LENDER PROCESSING SVCS INC     COM              52602E102     5998   235600 SH       SOLE                   235600
LINCOLN ELEC HLDGS INC         COM              533900106     2628    48514 SH       SOLE                    48514
MBIA INC                       COM              55262C100     2009   195571 SH       SOLE                   195571
MGIC INVT CORP WIS             COM              552848103     4480   905000 SH       SOLE                   905000
NASDAQ OMX GROUP INC           COM              631103108     7830   242400 SH       SOLE                   242400
PACCAR INC                     COM              693718108     1011    20000 SH       SOLE                    20000
PLUM CREEK TIMBER CO INC       COM              729251108     2104    40300 SH       SOLE                    40300
PRIMO WTR CORP                 COM              74165N105       25    22986 SH       SOLE                    22986
RAYTHEON CO                    COM NEW          755111507     5397    91800 SH       SOLE                    91800
RENT A CTR INC NEW             COM              76009N100      850    23000 SH       SOLE                    23000
RF MICRODEVICES INC            COM              749941100     6043  1135900 SH       SOLE                  1135900
SONUS NETWORKS INC             COM              835916107     1402   541200 SH       SOLE                   541200
SPDR S&P 500 ETF TR            TR UNIT          78462F103      299    64400 SH       SOLE                    64400
SYNOPSYS INC                   COM              871607107     9140   254744 SH       SOLE                   254744
TEMPUR PEDIC INTL INC          COM              88023U101     7445   150000 SH       SOLE                   150000
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     3626   298667 SH       SOLE                   298667
WELLPOINT INC                  COM              94973V107     7789   117599 SH       SOLE                   117599
XILINX INC                     COM              983919101     3919   102680 SH       SOLE                   102680
XYLEM INC                      COM              98419M100      717    26000 SH       SOLE                    26000